SEGMENT REPORTING (Tables)	12 Months Ended
Sep. 30, 2024
SEGMENT REPORTING
Schedule of segment information

	For the Years ended September 30, 2024
	Oxytetracycline
	& Licorice		Heparin
	products and		products and
	TCMD	Fertilizer	Sausage casing	Total
Revenue	$21,961,282	$905,910	$2,230,759	$25,097,951
Cost of revenue	18,324,619	553,329	2,105,248	20,983,196
Gross profit	$3,636,663	$352,581	$125,511	$4,114,755
Depreciation and amortization	$1,023,783	$46,684	$166,763	$1,237,230
Capital expenditures	$3,812,386	$34,443	$84,642	$3,931,471

	For the Years ended September 30, 2023
	Oxytetracycline
	& Licorice		Heparin
	products and		products and
	TCMD	Fertilizer	Sausage casing	Total
Revenue	$29,152,228	$2,000,452	$15,318,798	$46,471,478
Cost of revenue	27,392,224	1,060,302	16,267,458	44,719,984
Gross profit	$1,760,004	$940,150	$(948,660)	$1,751,494
Depreciation and amortization	$886,360	$44,943	$211,761	$1,143,064
Capital expenditures	$8,171	$30,653	$3,675,265	$3,714,089

	For the Years ended September 30, 2022
	Oxytetracycline
	& Licorice		Heparin
	products and		products and
	TCMD	Fertilizer	Sausage casing	Total
Revenue	$40,305,988	$1,088,570	$23,460,467	$64,855,025
Cost of revenue	36,210,950	760,030	21,656,748	58,627,728
Gross profit	$4,095,038	$328,540	$1,803,719	$6,227,297
Depreciation and amortization	$963,457	$48,804	$212,412	$1,224,673
Capital expenditures	$1,908,881	$91,029	$1,259,042	$3,258,952

	September 30,	September 30,
	2024	2023
Total Assets
Oxytetracycline & Licorice products and TCMD	$40,928,941	$38,382,322
Fertilizer	$3,197,285	$3,291,960
Heparin products and Sausage casing	$8,877,502	$9,583,712
Total	$53,003,728	$51,257,994